ACQUISITIONS (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 07, 2021	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	May 31, 2021	May 31, 2020
The Simplicity Esports L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			87,500	37,500	250,000
Business Combination, Consideration Transferred						$ 6,090,000
The Simplicity Esports L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						375,000
Business Combination, Consideration Transferred						$ 6,090,000
P L A Y Live Nation Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		93,750
Business Combination, Consideration Transferred						1,440,000
Business acquisitions revenue						306,000	$ 523,000
Business Acquisitions Net Income Loss						$ 301,000	$ 124,000
P L A Y Live Nation Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						93,750
Business Combination, Consideration Transferred						$ 1,440,000
Thirteen Gaming Centers [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						64,714
Simplicity Tracy LLC [Member] | Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,500
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 41,850
Business Acquisition, Share Price	$ 9.30